Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023
Schedule of Long-Term Investments [Line Items]
Less: share of equity loss in Quleduo	$ (19,500)	$ (19,200)
Long-term investment	1,757,200	1,480,800
Investment in Quleduo [Member]
Schedule of Long-Term Investments [Line Items]
Investment, net	1,500,000	1,500,000
Long-term investment			$ 1,500,000	$ 1,500,000	$ 1,500,000
Investment in AIFLIX LLC (“AIFlix”) [Member]
Schedule of Long-Term Investments [Line Items]
Investment, net	$ 276,700